Statutory Prospectus Supplement dated December 20, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:
Invesco Global Growth Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
     “This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y
Management Fees	0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None
Other Expenses	0.52	0.52	0.52	0.52
Total Annual Fund Operating Expenses[1]	1.56	2.31	2.31	1.31
Fee Waiver and/or Expense Reimbursement[2]	0.24	0.24	0.24	0.24
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.32	2.07	2.07	1.07

[1]	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

[2]	Effective December 19, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C and Class Y shares to 1.32%, 2.07%, 2.07% and 1.07%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$677	$993	$1,332	$2,285
Class B	710	998	1,413	2,439
Class C	310	698	1,213	2,627
Class Y	109	392	695	1,558
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$677	$993	$1,332	$2,285
Class B	210	698	1,213	2,439
Class C	210	698	1,213	2,627
Class Y	109	392	695	1,558
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
•	You invest $10,000 in the Fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.32%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.02%)	1.35%	4.83%	8.44%	12.17%	16.03%	20.02%	24.15%	28.42%	32.84%
End of Year Balance	$9,797.76	$10,134.80	$10,483.44	$10,844.07	$11,217.11	$11,602.97	$12,002.12	$12,414.99	$12,842.07	$13,283.83
Estimated Annual Expenses	$677.04	$155.47	$160.82	$166.35	$172.08	$178.00	$184.12	$190.45	$197.01	$203.78

Class A (Without
Maximum Sales
Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.32%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%	1.56%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.68%	7.25%	10.94%	14.75%	18.70%	22.78%	27.01%	31.38%	35.89%	40.57%
End of Year Balance	$10,368.00	$10,724.66	$11,093.59	$11,475.21	$11,869.95	$12,278.28	$12,700.65	$13,137.56	$13,589.49	$14,056.97
Estimated Annual Expenses	$134.43	$164.52	$170.18	$176.04	$182.09	$188.36	$194.84	$201.54	$208.47	$215.64

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.07%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	1.56%	1.56%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.93%	5.70%	8.54%	11.46%	14.46%	17.54%	20.70%	23.95%	28.21%	32.62%
End of Year Balance	$10,293.00	$10,569.88	$10,854.21	$11,146.19	$11,446.02	$11,753.92	$12,070.10	$12,394.79	$12,821.17	$13,262.22
Estimated Annual Expenses	$210.03	$240.97	$247.45	$254.10	$260.94	$267.96	$275.17	$282.57	$196.68	$203.45

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.07%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%	2.31%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.93%	5.70%	8.54%	11.46%	14.46%	17.54%	20.70%	23.95%	27.28%	30.71%
End of Year Balance	$10,293.00	$10,569.88	$10,854.21	$11,146.19	$11,446.02	$11,753.92	$12,070.10	$12,394.79	$12,728.21	$13,070.59
Estimated Annual Expenses	$210.03	$240.97	$247.45	$254.10	$260.94	$267.96	$275.17	$282.57	$290.17	$297.98

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.07%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%	1.31%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.93%	7.77%	11.74%	15.86%	20.14%	24.57%	29.17%	33.94%	38.88%	44.00%
End of Year Balance	$10,393.00	$10,776.50	$11,174.15	$11,586.48	$12,014.02	$12,457.34	$12,917.02	$13,393.65	$13,887.88	$14,400.34
Estimated Annual Expenses	$109.10	$138.66	$143.78	$149.08	$154.58	$160.29	$166.20	$172.33	$178.69	$185.29

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

Statutory Prospectus Supplement dated December 20, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:

Invesco Global Growth Fund	Invesco International Core Equity Fund
Invesco Global Small & Mid Cap Growth Fund	Invesco International Growth Fund
The following information replaces in its entirety the information appearing under the heading “FUND SUMMARIES — Invesco Global Growth Fund — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)		2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		0.79%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.28
Total Annual Fund Operating Expenses [1,2]		1.07

1	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

2	Effective December 19, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least December 31, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 1.07% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$109	$340	$590	$1,306

1

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 41% of the average value of its portfolio.”
The following information replaces in its entirety the tables appearing under the heading “Hypothetical Investment and Expense Information-Invesco Global Growth Fund — INSTITUTIONAL”:

“Invesco Global Growth Fund - INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.93%	8.01%	12.26%	16.67%	21.26%	26.02%	30.97%	36.12%	41.47%	47.03%
End of Year Balance	$10,393.00	$10,801.44	$11,225.94	$11,667.12	$12,125.64	$12,602.18	$13,097.44	$13,612.17	$14,147.13	$14,703.11
Estimated Annual Expenses	$109.10	$113.39	$117.85	$122.48	$127.29	$132.29	$137.49	$142.90	$148.51	$154.35

[1]	Your actual expenses may be higher or lower than those shown.”

2